INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31, 2020 and December 31, 2021:

				(in thousands)
		December 31, 2020			December 31, 2021
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value

Amortizing Intangible Assets:
Non Compete	2	62	(37)	25	62	$(62)	-

Total Intangible Assets, net		62	(37)	25	62	(62)	-

Amortization expense for the twelve months ended December 31, 2021 was $24,740.